Consolidated balance sheets (unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Magnolia Solar Corporation
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		75,000,000	75,000,000
Common stock, shares issued		189,737	158,909
Common stock, shares outstanding		189,737	158,909
Ecoark Holdings, Inc.
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	100,000,000
Common stock, shares issued	31,436,000
Common stock, shares outstanding	31,436,000
Series A General Common Shares | Ecoark Holdings, Inc.
Treasury stock, shares		3,542,000